Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
22.	Segment Information

The Company operates exclusively in the biotechnology sector. The Company’s business is considered as operating in one segment. The Company’s Chief Executive Officer is the chief operating decision maker and reviews the consolidated results of operations when making decisions about resources allocation and assessing performance of the Company as a whole. All revenues are generated from the subsidiaries located in China. Total long-lived assets of $85,458 including prepaid land lease payments, property, plant and equipment are all located in mainland China (December 31, 2016 - $75,579). The Company’s total assets by geographic location are as follows:

	December 31,
	2017	2016

Assets
Mainland China	$289,560	$196,276
Hong Kong	9,659	15,079
Total Assets	$299,219	$211,355

The Company’s revenues by product are as follows:

	For the year ended December 31,
	2017	2016	2015
Sales
Inactivated hepatitis vaccines	$37,851	$20,596	$49,416
Influenza vaccines	13,544	9,829	12,674
Enterovirus 71 vaccines	121,284	35,140	-
H5N1	-	6,389	3,852
Mumps	1,667	477	1,472
Total Sales	$174,346	$72,431	$67,414

The H5N1 vaccines were all sold to the Chinese government. The Company’s sales of H5N1 vaccines are dependent on government stockpiling purchases.

The Company’s revenues are attributed to geographic locations as follows:

	For the year ended December 31,
	2017	2016	2015
Sales
Mainland China	$172,897	$71,184	$66,779
Foreign countries	1,449	1,247	635
Total Sales	$174,346	$72,431	$67,414